Segmented Information - Summary of Capital, Intangible and Right-of-use Assets by Geographic Area (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Geographical Areas [Line Items]
Capital, intangible and right-of-use assets	$ 68,571	$ 60,916
Canada
Disclosure Of Geographical Areas [Line Items]
Capital, intangible and right-of-use assets	48,309	27,647
United States
Disclosure Of Geographical Areas [Line Items]
Capital, intangible and right-of-use assets	3,141	19,287
United Kingdom
Disclosure Of Geographical Areas [Line Items]
Capital, intangible and right-of-use assets	$ 17,121	$ 13,982